Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale		¥ 197,041	¥ 151,601
Trading debt securities		2,179	2,503
Available-for-sale debt securities		2,234,608	2,174,891
Certain investment in affiliates		2,511	0
Derivative assets, gross amounts recognized		72,398	51,366
Netting		(22,052)	(20,333)
Net derivative assets		¥ 50,346	¥ 31,033
Derivative Asset, Statement of Financial Position [Extensible Enumeration]		Assets	Assets
Other assets		¥ 4,676	¥ 5,214
Derivative liabilities, gross amounts recognized		71,366	105,705
Netting		(22,052)	(20,333)
Net derivative Liabilities		49,314	85,372
Policy liabilities and Policy Account Balances		163,734	198,905
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	197,041	151,601
Trading debt securities		2,179	2,503
Available-for-sale debt securities		2,234,608	2,174,891
Equity securities	[2],[3]	379,236	385,271
Certain investment in affiliates	[4]	2,511
Derivative assets, gross amounts recognized		72,398	51,366
Netting	[5]	(22,052)	(20,333)
Net derivative assets		50,346	31,033
Other assets		4,676	5,214
Total financial assets		2,892,649	2,770,846
Derivative liabilities, gross amounts recognized		71,366	105,705
Netting	[5]	(22,052)	(20,333)
Net derivative Liabilities		49,314	85,372
Policy liabilities and Policy Account Balances		163,734	198,905
Total financial liabilities		235,100	304,610
Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		22,798	9,570
Derivative liabilities, gross amounts recognized		3,319	8,182
Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		30,487	25,664
Derivative liabilities, gross amounts recognized		28,423	21,562
Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		17,785	16,006
Derivative liabilities, gross amounts recognized		37,195	71,443
Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,325	126
Derivative liabilities, gross amounts recognized		2,426	4,518
Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		3
Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		3
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		4,676	5,214
Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	4,676	5,214
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		163,734	198,905
Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	163,734	198,905
Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		801,295	832,613
Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	801,295	832,613
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		369,246	325,604
Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		369,246	325,604
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		784,388	849,560
Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	784,388	849,560
CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		43,173	28,732
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		236,506	138,382
Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		236,506	138,382
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		0	0
Available-for-sale debt securities		4,334	1,095
Certain investment in affiliates		0
Net derivative assets	[10]	0	0
Net derivative Liabilities	[10]	0	0
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	0	0
Trading debt securities		0	0
Available-for-sale debt securities		4,334	1,095
Equity securities	[2],[3]	105,646	112,200
Certain investment in affiliates	[4]	0
Derivative assets, gross amounts recognized		203	292
Netting	[5]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		110,183	113,587
Derivative liabilities, gross amounts recognized		1,484	2,026
Netting	[5]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		1,484	2,026
Level 1 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		203	292
Derivative liabilities, gross amounts recognized		1,484	2,026
Level 1 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 1 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0
Level 1 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0
Level 1 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	0	0
Level 1 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	0	0
Level 1 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	3,004	1,095
Level 1 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	1,330	0
Level 1 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 1 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		2,179	2,503
Available-for-sale debt securities		1,986,672	2,032,736
Certain investment in affiliates		0
Net derivative assets	[10]	0	0
Net derivative Liabilities	[10]	0	0
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	23,192	151,601
Trading debt securities		2,179	2,503
Available-for-sale debt securities		1,986,672	2,032,736
Equity securities	[2],[3]	133,027	160,099
Certain investment in affiliates	[4]	0
Derivative assets, gross amounts recognized		65,377	46,214
Netting	[5]	0	0
Net derivative assets		0	0
Other assets		0	0
Total financial assets		2,210,447	2,393,153
Derivative liabilities, gross amounts recognized		55,240	95,047
Netting	[5]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		0	0
Total financial liabilities		55,240	95,047
Level 2 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		22,798	9,570
Derivative liabilities, gross amounts recognized		3,319	8,182
Level 2 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		23,669	20,804
Derivative liabilities, gross amounts recognized		13,781	12,930
Level 2 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		17,582	15,714
Derivative liabilities, gross amounts recognized		35,711	69,417
Level 2 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		1,325	126
Derivative liabilities, gross amounts recognized		2,426	4,518
Level 2 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		3
Level 2 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		3
Level 2 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	0	0
Level 2 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	0	0
Level 2 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	798,291	831,518
Level 2 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		365,915	322,551
Level 2 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	778,321	848,863
Level 2 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		43,173	28,732
Level 2 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		972	1,072
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Trading debt securities		0	0
Available-for-sale debt securities		243,602	141,060
Certain investment in affiliates		2,511
Net derivative assets	[10]	0	0
Net derivative Liabilities	[10]	0	0
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Loans held for sale	[1]	173,849	0
Trading debt securities		0	0
Available-for-sale debt securities		243,602	141,060
Equity securities	[2],[3]	140,563	112,972
Certain investment in affiliates	[4]	2,511
Derivative assets, gross amounts recognized		6,818	4,860
Netting	[5]	0	0
Net derivative assets		0	0
Other assets		4,676	5,214
Total financial assets		572,019	264,106
Derivative liabilities, gross amounts recognized		14,642	8,632
Netting	[5]	0	0
Net derivative Liabilities		0	0
Policy liabilities and Policy Account Balances		163,734	198,905
Total financial liabilities		178,376	207,537
Level 3 | Interest rate swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Options held/written and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		6,818	4,860
Derivative liabilities, gross amounts recognized		14,642	8,632
Level 3 | Futures, foreign exchange contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Foreign currency swap agreements | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0	0
Derivative liabilities, gross amounts recognized		0	0
Level 3 | Credit derivatives held | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets, gross amounts recognized		0
Level 3 | Credit derivatives written | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities, gross amounts recognized		0
Level 3 | Reinsurance Recoverable | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[6]	4,676	5,214
Level 3 | Variable Annuity and Variable Life Insurance Contracts | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	163,734	198,905
Level 3 | Japanese and foreign government bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[8]	0	0
Level 3 | Japanese prefectural and foreign municipal bond securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		3,331	3,053
Level 3 | Corporate debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities	[9]	4,737	697
Level 3 | CMBS and RMBS in the Americas | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		0	0
Level 3 | Other asset-backed securities and debt securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale debt securities		¥ 235,534	¥ 137,310

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥3,260 million, ¥2,982 million and ¥2,429 million from the change in the fair value of the loans for fiscal 2021, 2022 and 2023, respectively. No gains or losses were recognized in earnings during fiscal 2021, 2022 and 2023 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2022, were ¥151,672 million and ¥151,601 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥71 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥199,674 million and ¥197,041 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥2,633 million. As of March 31, 2022 and 2023, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	Certain subsidiaries elected the fair value option for certain investments in investment funds, and others included in equity securities. Included in “Gains on investment securities and dividends” and “Life insurance premiums and related investment income” in the consolidated statements of income were gains of ¥3,187 million, ¥1,199 million and ¥1,066 million from the change in the fair value of those investments for fiscal 2021, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥11,709 million and ¥16,032 million as of March 31, 2022 and 2023, respectively.
[3]	The amounts of investment funds measured at net asset value per share which are not included in the above tables were ¥25,999 million and ¥51,263 million as of March 31, 2022 and 2023, respectively.
[4]	A certain subsidiary elected the fair value option for certain investment in affiliates. No gains or losses were recognized in earnings from the change in the fair value of those investments for fiscal 2021, 2022 and 2023. There were no such investments elected the fair value option as of March 31, 2022. The amounts of aggregate fair value elected the fair value option were ¥2,511million as of March 31, 2023.
[5]	It represents the amount offset under counterparty netting of derivative assets and liabilities.
[6]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥5,214 million and ¥4,676 million as of March 31, 2022 and 2023, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2021, 2022 and 2023, see Note 23 “Life Insurance Operations.”
[7]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥198,905 million and ¥163,734 million as of March 31, 2022 and 2023, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2021, 2022 and 2023, see Note 23 “Life Insurance Operations.”
[8]	A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥28 million, a gain of ¥51 million and a loss of ¥11 million from the change in the fair value of those investments for fiscal 2021, 2022 and 2023, respectively. There were no such investments elected the fair value option as of March 31, 2022.The amount of aggregate fair value elected the fair value option was ¥237 million as of March 31, 2023.
[9]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a gain of ¥1,080 million and losses of ¥365 million and ¥516 million from the change in the fair value of those investments for fiscal 2021, 2022 and 2023, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,644 million and ¥6,605 million as of March 31, 2022 and 2023, respectively.
[10]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”